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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

 Cutler Investment Counsel, LLC         525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2013

Date of reporting period:       March 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS — 97.7%	Shares	Value

Consumer Discretionary — 12.9%
Hotels, Restaurants & Leisure — 2.9%
McDonald's Corporation	28,405	$2,831,694

Media — 3.5%
Walt Disney Company (The)	60,975	3,463,380

Multiline Retail — 3.2%
Nordstrom, Inc.	56,385	3,114,144

Specialty Retail — 3.3%
Home Depot, Inc. (The)	46,200	3,223,836

Consumer Staples — 12.9%
Beverages — 2.8%
PepsiCo, Inc.	35,495	2,808,009

Food & Staples Retailing — 2.2%
Sysco Corporation	60,595	2,131,126

Food Products — 2.1%
Archer-Daniels-Midland Company	62,135	2,095,814

Household Products — 5.8%
Kimberly-Clark Corporation	30,490	2,987,410
Procter & Gamble Company (The)	36,130	2,784,178
		5,771,588
Energy — 8.8%
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corporation	29,820	3,543,212
ConocoPhillips	41,830	2,513,983
Exxon Mobil Corporation	29,355	2,645,179
		8,702,374
Financials — 13.1%
Capital Markets — 2.6%
Charles Schwab Corporation (The)	145,095	2,566,731

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.7% (Continued)	Shares	Value

Financials — 13.1% (Continued)
Commercial Banks — 3.0%
M&T Bank Corporation	28,340	$2,923,554

Consumer Finance — 4.0%
American Express Company	59,205	3,993,969

Insurance — 3.5%
Chubb Corporation (The)	39,670	3,472,315

Health Care — 11.4%
Health Care Equipment & Supplies — 2.7%
Becton, Dickinson and Company	27,525	2,631,665

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Company	67,240	2,769,616
Johnson & Johnson	37,170	3,030,470
Merck & Company, Inc.	62,790	2,777,202
		8,577,288
Industrials — 10.2%
Aerospace & Defense — 6.0%
Honeywell International, Inc.	36,540	2,753,289
United Technologies Corporation	34,010	3,177,554
		5,930,843
Electrical Equipment — 2.2%
Emerson Electric Company	38,735	2,164,124

Machinery — 2.0%
Caterpillar, Inc.	22,980	1,998,571

Information Technology — 11.8%
IT Services — 4.0%
International Business Machines Corporation	18,565	3,959,916

Semiconductors & Semiconductor Equipment — 5.4%
Intel Corporation	109,965	2,402,735
Texas Instruments, Inc.	83,900	2,976,772
		5,379,507
Software — 2.4%
Microsoft Corporation	82,425	2,358,179

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.7% (Continued)	Shares	Value

Materials — 7.8%
Chemicals — 5.2%
E.I. du Pont de Nemours and Company	56,905	$2,797,450
Monsanto Company	21,715	2,293,755
		5,091,205
Metals & Mining — 2.6%
Newmont Mining Corporation	62,074	2,600,280

Telecommunication Services — 5.6%
Diversified Telecommunication Services — 5.6%
AT&T, Inc.	68,940	2,529,409
Verizon Communications, Inc.	60,960	2,996,184
		5,525,593
Utilities — 3.2%
Gas Utilities — 3.2%
National Fuel Gas Company	52,145	3,199,096

Total Common Stocks (Cost $73,186,073)		$96,514,801

MONEY MARKET FUNDS — 2.2%	Shares	Value

Invesco STIT - STIC Prime Portfolio - Institutional Class, 0.09% (a)
(Cost $2,226,472)	2,226,472	$2,226,472

Total Investments at Value — 99.9% (Cost $75,412,545)		$98,741,273

Other Assets in Excess of Liabilities — 0.1%		49,404

Net Assets — 100.0%		$98,790,677

(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 14.7%	Maturity	Coupon		Par Value	Value
U.S. Treasury Notes	04/30/13	0.625%		$416,000	$416,163
U.S. Treasury Notes	09/30/16	1.000%		1,125,000	1,146,006
U.S. Treasury Bonds	08/15/23	6.250%		400,000	566,125
U.S. Treasury Bonds	02/15/26	6.000%		320,000	455,500
Total U.S. Treasury Obligations (Cost $2,437,556)					$2,583,794

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.1%	Maturity	Coupon		Par Value	Value
Federal Farm Credit Bank - 3.2%
Federal Farm Credit Bank	01/24/20	1.550%		$500,000	$500,592
Federal Farm Credit Bank	08/15/22	2.250%		65,000	64,767
					565,359
Federal Home Loan Bank - 5.6%
Federal Home Loan Bank	12/13/19	1.460%		500,000	496,815
Federal Home Loan Bank	03/27/23	1.125%		500,000	499,265
					996,080
Federal Home Loan Mortgage Corporation - 5.3%
Federal Home Loan Mortgage Corporation	01/11/16	0.500%		325,000	325,248
Federal Home Loan Mortgage Corporation	04/12/17	1.450%		50,000	49,941
Federal Home Loan Mortgage Corporation	11/30/17	1.250%		65,000	65,387
Federal Home Loan Mortgage Corporation	06/24/20	1.500%		500,000	495,264
					935,840
Federal National Mortgage Association - 8.0%
Federal National Mortgage Association	02/27/17	1.000%		350,000	353,990
Federal National Mortgage Association	04/25/19	1.200%		500,000	499,169
Federal National Mortgage Association	01/30/20	1.000	% (a)	500,000	496,909
Federal National Mortgage Association	03/27/20	2.000%		60,000	60,678
					1,410,746
Private Export Funding Corporation - 3.5%
Private Export Funding Corporation	08/15/13	4.974%		200,000	203,657
Private Export Funding Corporation	12/15/21	4.300%		350,000	413,201
					616,858
Tennessee Valley Authority - 2.5%
Tennessee Valley Authority	08/01/13	4.750%		250,000	253,776
Tennessee Valley Authority	07/15/45	6.235%		150,000	188,121
					441,897

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.1% (Continued)	Maturity	Coupon	Par Value	Value
U.S. Department of Housing and Urban Development - 1.0%
U.S. Department of Housing and Urban Development	08/01/25	4.130%	$150,000	$173,551

Total U.S. Government Agency Obligations (Cost $5,109,182)				$5,140,331

OTHER GOVERNMENT OBLIGATIONS - 4.9%	Maturity	Coupon	Par Value	Value
Province of Manitoba	04/28/14	1.375%	$200,000	$202,316
Province of Manitoba	04/03/17	1.300%	350,000	356,510
Province of Nova Scotia	07/21/15	2.375%	300,000	312,540
Total Other Government Obligations (Cost $865,108)				$871,366

MORTGAGE-BACKED SECURITIES - 3.7%	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.2%
FHLMC, Series 2962-YE	09/01/18	4.500%	$73,891	$74,564
FHLMC, Pool #J13584	11/01/25	3.500%	85,637	91,645
FHLMC, Series 1963-Z	01/01/27	7.500%	40,446	47,348
				213,557
Federal National Mortgage Association - 2.4%
FNMA, Series 2003-3-HJ	02/01/18	5.000%	39,520	42,263
FNMA, Pool #899237	03/01/22	5.000%	32,632	35,236
FNMA, Series 2002-93-A1	03/01/32	6.500%	68,558	76,014
Multifamily REMIC Trust, Series 2006-M1-D	06/01/19	5.385%	250,000	277,120
				430,633
Government National Mortgage Association - 0.1%
GNMA, Pool #577742	09/01/17	5.500%	12,029	12,969

Total Mortgage-Backed Securities (Cost $632,993)				$657,159

ASSET-BACKED SECURITIES - 6.1%	Maturity	Coupon	Par Value	Value
Ford Credit Auto Owner Trust,
Series 2009-E-A4	11/15/14	2.420%	$202,023	$203,493

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 6.1% (Continued)	Maturity	Coupon		Par Value	Value
Ford Credit Auto Owner Trust,
Series 2012-A-A3	04/15/15	0.840%		$213,000	$213,861
FPL Recovery Funding,
Series 2007-A-A2	08/01/15	5.044%		32,002	32,511
FPL Recovery Funding,
Series 2007-A-A3	08/01/17	5.127%		220,000	234,697
Mercedes-Benz Auto Receivables Trust,
Series 2011-1-A3	03/15/14	0.850%		183,615	183,979
RSB Bond Company, LLC,
Series 2007-A-A2	04/01/16	5.720%		193,108	206,142
Total Asset-Backed Securities (Cost $1,084,441)					$1,074,683

CORPORATE BONDS - 35.1%	Maturity	Coupon		Par Value	Value
Consumer Discretionary - 3.7%
Fortune Brands, Inc.	01/15/16	5.375%		$321,000	$356,320
Starbucks Corporation	08/15/17	6.250%		250,000	299,361
					655,681
Energy - 5.7%
Anadarko Petroleum Corporation	09/15/16	5.950%		400,000	460,443
Boardwalk Pipelines, LLC	06/01/18	5.200%		300,000	332,766
Buckeye Partners, L.P.	02/01/21	4.875%		200,000	214,304
					1,007,513
Financials - 13.9%
Bank of America Corporation	07/12/16	3.750%		250,000	265,892
Biomed Realty, L.P.	04/15/16	3.850%		200,000	212,330
Citigroup, Inc.	10/15/14	5.500%		205,000	218,754
Finial Holdings, Inc.	10/15/23	7.125%		250,000	305,533
Ford Motor Credit Company, LLC	05/15/15	2.750%		200,000	204,153
People's United Financial, Inc.	12/06/22	3.650%		500,000	509,640
Senior Housing Properties Trust	01/15/16	4.300%		250,000	261,582
Wells Fargo & Company	10/28/15	0.500	% (a)	300,000	298,857
Zions Bancorp	09/23/14	7.750%		164,000	178,299
					2,455,040
Industrials - 0.9%
Domtar Corporation	06/01/17	10.750%		120,000	154,781

Information Technology - 1.4%
Oracle Corporation	04/15/18	5.750%		200,000	241,328

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.1% (Continued)	Maturity	Coupon	Par Value	Value
Telecommunication Services - 4.5%
Iron Mountain, Inc.	08/15/21	8.375%	$150,000	$164,812
Qwest Corporation	10/01/14	7.500%	175,000	190,744
Rogers Communications, Inc.	03/01/14	6.375%	120,000	126,159
Scripps Networks Interactive, Inc.	12/15/16	2.700%	300,000	315,745
				797,460
Utilities - 5.0%
AEP Texas Central Transmission Funding, LLC	07/01/13	4.980%	6,984	7,068
NV Energy, Inc.	11/15/20	6.250%	150,000	181,164
Sempra Energy	06/01/16	6.500%	125,000	145,682
Union Electric Company	06/15/17	6.400%	150,000	181,132
Valmont Industries, Inc.	04/20/20	6.625%	150,000	177,619
Verizon Communications, Inc.	11/01/16	2.000%	185,000	190,930
				883,595

Total Corporate Bonds (Cost $5,922,974)				$6,195,398

PREFERRED STOCKS - 1.3%			Shares	Value
Citigroup Capital XIII (Cost $208,800)			8,000	$228,720

MONEY MARKET FUNDS - 3.7%			Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.09% (b) (Cost $649,348)			649,348	$649,348

Total Investments at Value - 98.6% (Cost $16,910,402)				$17,400,799

Other Assets in Excess of Liabilities - 1.4%				245,307

Net Assets - 100.0%				$17,646,106

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2013.
(b)	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2013 (Unaudited)

1.   Securities Valuation

Portfolio securities of Cutler Equity Fund and Cutler Fixed Income Fund (formerly Cutler Income Fund) (the “Funds”) are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued the closing bid price.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Funds’ investment adviser believes another valuation is more appropriate. Investments in shares of other open-end investment companies are valued at NAV per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Funds calculate their net asset values.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2013 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$96,514,801	$-	$-	$96,514,801
Money Market Funds	2,226,472	-	-	2,226,472
Total	$98,741,273	$-	$-	$98,741,273

THE CUTLER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,583,794	$-	$2,583,794
U.S. Government Agency Obligations	-	5,140,331	-	5,140,331
Other Government Obligations	-	871,366	-	871,366
Mortgage-Backed Securities	-	657,159	-	657,159
Asset-Backed Securities	-	1,074,683	-	1,074,683
Corporate Bonds	-	6,195,398	-	6,195,398
Preferred Stocks	228,720	-	-	228,720
Money Market Funds	649,348	-	-	649,348
Total	$878,068	$16,522,731	$-	$17,400,799

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type.  The Funds did not have any transfers in and out of any Level as of March 31, 2013.  There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2013:

	Cutler	Cutler
	Equity	Fixed Income
	Fund	Fund

Cost of portfolio investments	$75,432,245	$16,910,495

Gross unrealized appreciation	$23,749,073	$515,216
Gross unrealized depreciation	(440,045)	(24,912)

Net unrealized appreciation	$23,309,028	$490,304

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are related to amortization of bond premiums and discounts and losses deferred due to wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 14, 2013

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	May 14, 2013

*	Print the name and title of each signing officer under his or her signature.